Key management personnel disclosures, Movement in Options and RSUs Outstanding Issued to Directors and Other Members of KMP (Details) - Share Options and Restricted Share Units [Member]	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of Options and RSUs [Abstract]
Outstanding at beginning of year (in shares) | shares	6,973,516	2,136,171
Granted during the year (in shares) | shares	3,070,379	5,014,834
Forfeited during the year (in shares) | shares	(31,671)	(177,489)
Exercised during the period (in shares) | shares	(4,000)	0
Outstanding at end of year (in shares) | shares	10,008,224	6,973,516
Exercisable at end of year (in shares) | shares	2,017,021	2,035,278
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 53.16	$ 4.1
Granted during the year (in dollars per share) | $ / shares	2.97	72.46
Forfeited during the year (in dollars per share) | $ / shares	36.45	7.9
Exercised during the period (in dollars per share) | $ / shares	0	0
Outstanding at end of year (in dollars per share) | $ / shares	37.84	53.16
Exercisable at end of year (in dollars per share) | $ / shares	$ 3.87	$ 3.95